Loss per share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Loss per share

Note 6 — Loss per share

	As of March 31,
	2026	2025	2024
Net loss attributable to Virax Biolabs Shareholders	$(5,023,750)	$(6,061,247)	$(6,733,537)
Basic and diluted loss per share	$(12.64)	$(40.62)	$(83.90)

Basic loss per share is calculated by dividing the loss for the year by the weighted average number of ordinary shares in issue during the financial year. This calculation takes into effect the Share Consolidation as discussed in Note 16.

Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company had no dilutive shares for the years ended March 31, 2026, 2025 and 2024. This calculation takes into effect the Share Consolidation as discussed in Note 16. The Company's basic and dilutive loss per share as of March 31, 2026, 2025, and 2024 are as follows:

	As of March 31,
	2026	2025	2024
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	397,590	149,214	80,257
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(1)	397,590	149,214	80,257

(1)
For the years ended March 31, 2026, 2025 and 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.